Annual Total Returns - ThematicIndexETFs-ComboPRO - ThematicIndexETFs-ComboPRO - Fidelity Digital Health ETF - Fidelity Digital Health ETF	Oct. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Oct. 05, 2021
Annual Return 2022	(25.66%)
Annual Return 2023	4.54%